UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________ to

Date of Report (Date of earliest event reported):  ________________
Commission File Number of securitizer:  ________________
Central Index Key Number of securitizer:  ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001087711

Holmes Master Issuer PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  0001394660

Central Index Key Number of underwriter (if applicable):   ___________

Martin McKinney, +44 20 7756 6165

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Santander UK plc, as securitizer and depositor, is filing this Form ABS-15G in respect of an issuance of residential mortgage-backed securities by Holmes Master Issuer PLC, as issuing entity under Santander UK plc's residential mortgage-backed securities issuance program, in reliance on Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, and a Third Party Due Diligence Report obtained from Deloitte LLP in connection with that issuance.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
Securitizer and Depositor

By:	/s/ Martin McKinney

Name:	Martin McKinney
Title:	Duly Authorised Attorney
Date:	27 February 2020

Deloitte LLP Hill House 1 Little New Street London EC4A 3TR Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 0112 www.deloitte.co.uk
Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of
Holmes Master Issuer plc
2 Triton Square
Regent’s Place
London
NW1 3AN
(the “Issuer”)

The Directors of
Santander UK plc
2 Triton Square
Regent's Place
London
NW1 3AN
(the “Seller”)

27 February 2020

PROPOSED ISSUE BY HOLMES MASTER ISSUER PLC OF SERIES 2020-1 RESIDENTIAL MORTGAGE BACKED NOTES (the “Issue”)

Dear Sirs and Madams
We have performed the procedures enumerated below on certain loans (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger and the Managers. The procedures were performed solely for the purpose of reporting on certain characteristics of the Loan Pool related to the issuance of residential mortgage backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Directors of the Seller, the Arranger and the Managers.
These procedures were established with the Issuer and the Seller and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Arranger and the Managers.
The procedures that we performed and our findings are as follows:
1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

The Seller provided us with a data file “Holmes AR3 list 31Dec18.xlsx” (the “First Pool Run”) containing 83,267 pseudonymised loan identifiers (AR3) for each loan in the Loan Pool as at 31 December 2018.

We selected a random sample of 458 loans from the First Pool Run using the sampling approach below (the “Sample”).

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2019 Deloitte LLP. All rights reserved.

The Seller then provided us with the data file “Audit HT - 17-01-19_Deloitte.xlsx” which contained the Deloitte reference, pseudonymised loan identifiers and other information for each of the loans in the Sample (together, the “Sample Pool”) that were required for the Agreed upon Procedures. A file containing the look up of the encrypted information to the account number (the “Look-Up”) was provided to us by the Seller on-site. The Seller undertakes to retain the Look-Up for the period in accordance with the Limitation Act (1980).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 28 January to 5 February 2019.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.24 under the Agreed upon Procedures section below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the offer letter, additional borrowing offer letter, credit limit review, the Report on Title (“ROT”), the Certificate of Title (“COT”), the completion letter, Official Copy of Register Entries, the valuation report or subsequent valuer’s letter, the ANMF system, (the “System”), the data file ‘Audit HT - Income Credit Score and Valuation Types 31Dec18 with DT_Ref.xlsx’ (the “CCJ extract” and the “Income Extract”) which was used to perform tests 2.17 Credit Score and 2.18 Income Amount and the data file ‘Employment Status_01-02-2019.xlsx’ (the “Employment Status Extract”) which was used to perform test 2.21 Employment Status.

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Agreed upon procedures relating to the underlying loan documentation
For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

In cases where the surname of the female applicant changed to the surname of the male applicant, we were informed by the management of the Seller that such changes are as a result of the changes in the marital status of the applicant. For the avoidance of doubt, we did not check that the changes in the surname of the applicant were due to the change in the marital status of the applicant as no evidence of changes to the marital status were available in the mortgage files. In relation to tests 2.1.1-2.1.2 below, substantially agreed is defined as being able to identify the borrower’s name where minor spelling errors or reversals of initials had occurred.

2.1.	Borrower Name
2.1.1
For each loan in the Sample Pool, we confirmed whether the borrower’s name shown on the System substantially agreed with that shown on the offer letter, additional borrowing offer letter or credit limit review. We found that the borrower’s name shown on the System substantially agreed to the offer letter, additional borrowing offer letter or credit limit review, except for 2 cases.

DT Ref	Description of exception
20	missing offer letter
248	missing offer letter

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.1.2
For each loan in the Sample Pool, we confirmed whether the borrower’s name shown on the System substantially agreed with that shown on the ROT or COT or Official Copy of Register Entries. We found that the borrower’s name shown on the System substantially agreed to the ROT or COT or Official Copy of Register Entries, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Property Address
We were instructed by the management of the Seller that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to identify the property. In addition, for new build properties, we were instructed by the management of the Seller that, where the original plot address and final full postal address differ, these differences are expected as a mortgage progresses from application to completion and thus these should not be considered to be errors if the property address was not substantially changed. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, or if the original plot address and final full postal address did not substantially differ, they were not considered to be an error. In relation to tests 2.2.1-2.2.3 below, substantially agreed is defined as being able to identify the property address where minor spelling errors has occurred.
2.2.1
For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the offer letter, additional borrowing offer letter or credit limit review. We found that the property address shown on the System substantially agreed to the offer letter, additional borrowing offer letter or credit limit review, except for 2 cases.

DT Ref	Description of exception
20	offer letter not available
248	offer letter not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.2.2
For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the valuation Report. We found that the property address shown on the System substantially agreed to the valuation Report, except for 4 cases.

DT Ref	Description of exception
20	valuation report not available
232	valuation report not available
246	valuation report not available
317	valuation report not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.2.3
For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the ROT or COT or Official Copy of Register Entries. We found that the property address shown on the System substantially agreed to the ROT or COT or Official Copy of Register Entries, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.	Property Tenure
For each loan in the Sample Pool, we confirmed whether the property tenure agreed with that shown on the Valuation Report or Official Copy of Register Entries. In the case of a loan that had been transferred to the System, we confirmed whether the property tenure agreed with that shown on the System. We found that the property tenure agreed to one of the above documents or System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.	Amount Advanced
For each loan in the Sample Pool, we confirmed whether the net amount advanced agreed to within ± £750 with the net amount advanced shown on the offer letter, additional borrowing offer letter or credit limit review, where appropriate). In the case of a loan that had been transferred to the System, we confirmed whether the net amount advanced agreed with that shown on the System. We found that the net amount advanced agreed to within ± £750 to the offer letter, additional borrowing offer letter or credit limit review, where appropriate or System, except for 11 cases.
DT Ref	Description of exception
20	offer letter not available
62	offer letter not available
69	offer letter not available
72	offer letter not available
180	offer letter not available
248	offer letter not available
264	offer letter not available
274	offer letter not available
294	offer letter not available
306	offer letter not available
352	offer letter not available

As a result of the procedures performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.5.	Current Balance
For each loan in the Sample Pool, we confirmed whether the current balance (defined as the interest charging balance, or the latest further advance balance plus any subsequent transactions as at 31 December 2018) agreed to within +/- £250 to the current balance shown on the System. We found that the current balance agreed to within +/- £250 to the current balance shown on the System as at 31 December 2018, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.	Completion Date
For each loan in the Sample Pool, we confirmed whether the completion date per loan part agreed, to within +/- 30 days, with the completion date per loan part shown on the ROT or COT or Official Copy of Register Entries or completion letter. In the case of a loan that had been transferred to the System, we confirmed whether the completion date per loan part agreed with that shown on the System. We found that the completion date per loan part agreed, to within +/- 30 days, to one of the above documents or System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.	Maturity Date
For each loan in the Sample Pool, we confirmed whether the maturity date per loan part agreed, to within +/- 30 days, with the maturity date as at the latest active loan part shown on the System. We found that the maturity date per loan part agreed, to within +/- 30 days, to the maturity date per loan part as at the latest active loan shown on the System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Valuation Amount
For each loan in the Sample Pool, we confirmed whether the valuation amount agreed with either the ‘Valuation in Present Condition’ or the ‘Valuation Following Completion of Works’ shown on the valuation report or subsequent valuer’s letter. In the case of a loan that had been transferred to the System or where an indexed valuation had been used, we confirmed whether the valuation amount agreed with the valuation amount shown on the System. We found that the valuation amount agreed to the above, except for 4 cases.
DT Ref	Description of exception
20	valuation report not available
232	valuation report not available
246	valuation report not available in 2002
317	valuation report not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.9.	Valuation Date
For each loan in the Sample Pool, we confirmed whether the valuation date agreed, to within +/- 30 days, with the valuation date shown on the valuation report or subsequent valuer’s letter. In the case of a loan that had been transferred to the System or where an indexed valuation had been used, we confirmed whether the valuation date agreed with the valuation date shown on the System. We found that the valuation date agreed to the above, except for 4 cases.
DT Ref	Description of exception
20	valuation report not available
232	valuation report not available
246	valuation report not available
317	valuation report not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.10.	Document Signatories
2.10.1
For each loan in the Sample Pool, we confirmed whether the valuation report has been signed. In the case of a loan that had been transferred to the Systems, we did not perform this procedure. We found the valuation report to be signed, except for 4 cases.

DT Ref	Description of exception
20	valuation report not available
232	valuation report not available
246	valuation report not available
317	valuation report not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.10.2
For each loan in the Sample Pool, we confirmed whether the ROT or COT has been signed. In the case of a loan where Official Copy of Register Entries is present in place instead of a ROT or COT, we did not perform this procedure. In the case of a loan that had been transferred to the System, we did not perform this procedure. We found one of the above documents to be signed, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Repayment Type
For each loan in the Sample Pool, we confirmed whether the repayment type agreed with the repayment type shown on the System. We found that the repayment type agreed to the System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.	Product Type
For each loan in the Sample Pool, we confirmed whether the product type agreed with the product type shown on the System. We found that the product type agreed to the System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Valuation Type
For each loan in the Sample Pool, we confirmed whether the valuation type agreed with the valuation type shown on the System. We found that the valuation type agreed to the System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Arrears Balance
For each loan in the Sample Pool, we confirmed whether the arrears balance amount agreed to the arrears balance amount shown on the System as at 31 December 2018. We found that the arrears balance amount agreed to the arrears balance amount shown on the System as at 31 December 2018, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Loan Ownership
For each loan in the Sample Pool, we confirmed whether the loan ownership agreed with the loan ownership shown on the System. We found that the loan ownership agreed to the System, with no exception.
As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Monthly payment amount
For each loan in the Sample Pool, we confirmed whether the monthly payment amount agreed, to within +/- £0.01, with that shown on the System as at 31 December 2018. We found that the monthly payment amount agreed, to within +/- £0.01, to that shown on the System as at 31 December 2018, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Credit Score
For each loan in the Sample Pool, we confirmed whether the credit score agreed with that shown on the CCJ Extract. We found that the credit score agreed to the CCJ Extract, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18	Income Amount
For each loan in the Sample Pool, we confirmed whether the income amount for the primary borrower agreed with that shown on the Income Extract. We found that the income amount for the primary borrower agreed to the Income Extract, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Account Number
For each loan in the Sample Pool, we confirmed whether the account number shown on the Look-Up file agreed to the System.  We found that the account number agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Term
For each loan in the Sample Pool, we confirmed whether the term of the loan defined as the difference between the original completion date and current maturity date agreed, to within +/- 30 days, to the System. We found that the term of the loan defined as the difference between the original completion date and current maturity date agreed, to within +/- 30 days, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21	Employment Status

For each loan in the Sample Pool, we confirmed whether the employment status for all borrower(s) agreed to the System or the Employment Status Extract. We found that the employment status for all borrower(s) agreed to the System or the Employment Status Extract, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22	Current Interest Rate

For each loan in the Sample Pool, we confirmed whether the current interest rate agreed to the System. We found that the current interest rate agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.23	Revisionary Date
For each loan in the Sample Pool, we confirmed whether the revisionary date shown agreed to the System. We found that the revisionary date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.24	Year of Birth
For each loan in the Sample Pool, we confirmed whether the borrower(s) year of birth agreed to the System. We found that the borrower(s) year of birth agreed to the System, except for 1 case.

DT Ref	Description of exception
162	Sample Pool = B2: 1973, ANMF = B2: 1974

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

3.	Eligibility Criteria

The Seller provided us with the data files “HOLMES_31MAR2019_3248883.csv”, “HOLMES_EMPLOYEE_FLAG_ 31MAR19.xlsx”, “Holmes_First_Payment_Mar19.xlsx”, “HOLMES_TENURE_FLAG.xlsx”, “Holmes Initial LTV 31Mar19.xlsx” as at 31 March 2019 and “Holmes Latest Valuation at Advance and Latest Advance 31MAY19.csv” as at 31 May 2019 (together, the “Eligibility Data Files”) containing data in respect of the Loan Pool. For the avoidance of doubt, we have not independently verified the data in the Eligibility Data Files. We inspected the Eligibility Data Files to confirm whether certain eligibility criteria of the Holmes Master Issuer mortgage sale agreement dated 24 May 2019 (the “MSA”) and the Funding Master Definitions and Construction Schedule dated 24 May 2019 had been met. The procedures carried out were as follows:

3.1	We confirmed whether each loan was originated by the Seller, with no exception.

3.2	We confirmed whether each loan was originated and is denominated in pounds sterling, with no exception.

3.3	We confirmed whether each loan matures for repayment not later than the maximum loan maturity date, with no exception.

3.4	We confirmed whether each loan does not have an outstanding principal balance of more than £750,000, with no exception.

3.5	We confirmed whether each borrower has made at least one monthly payment, with no exception.

3.6	We confirmed whether each loan is not guaranteed by a third party, with no exception.

3.7	We confirmed whether all of the borrowers are individuals, with no exception.

3.8	We confirmed whether each loan is not made to an employee or officer of the Seller, with no exception.

3.9	We confirmed whether all of the properties are in England, Wales or Scotland, with no exception.

3.10	We confirmed whether (i) each property constitutes a separate dwelling unit and (ii) is either freehold, heritable or leasehold, with no exception.

3.11	We confirmed whether each borrower was at least eighteen years old at the time of origination, with no exception.

3.12	We confirmed whether there is no property subject of a shared ownership lease arrangement or staircase purchasing arrangement, with no exception.

3.13
(i) We confirmed whether each property has a valuation not more than 6 months, or such longer period acceptable to a reasonable prudent mortgage lender, prior to the grant of each loan, with no exception.

(ii) We confirmed whether the principal amount of the initial advance advanced is not more than 95% of the lower of the purchase price and the appraised value, with no exception.

4.	Scope of our Asset Agreed Upon Procedures Report
The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

5.	Use of this Asset Agreed Upon Procedures Report
Subject to the terms specified in in our Engagement Letter dated 26 February 2020, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

Yours truly,
/s/ Deloitte LLP
Deloitte LLP